Reserve Fund (Details Narrative)	3 Months Ended
Mar. 31, 2016
Asian Equity Exchange Group Co LTD [Member]
Reserve fund description	the Company’s subsidiary in the PRC is required to transfer part of their profits after tax to a reserve fund until the reserve fund reaches 50% of the registered capital of the subsidiary.